Net finance income (expense)	6 Months Ended
Jun. 30, 2018
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Net finance income (expense)
25.	Net finance income (expense)

	2018		2017
	Apr-Jun	Jan-Jun	Apr-Jun	Jan-Jun
Debt interest and charges	(1,595)	(3,611)	(1,819)	(3,931)
Foreign exchange gains (losses) and indexation charges on net debt (*)	(504)	(1,503)	(1,168)	(2,151)
Income from investments and marketable securities (Government Bonds)	147	286	141	275

Financial result on net debt	(1,952)	(4,828)	(2,846)	(5,807)

Capitalized borrowing costs	491	988	481	968
Gains (losses) on derivatives	(175)	(67)	53	87
Interest income from marketable securities	(4)	2	2	2
Unwinding of discount on the provision for decommissioning costs	(166)	(349)	(189)	(381)
Other finance expenses and income, net (**)	918	1,011	(461)	(406)
Other foreign exchange gains (losses) and indexation charges, net	154	274	213	325

Net finance income (expenses)	(734)	(2,969)	(2,747)	(5,212)

Income	1,275	1,614	326	623
Expenses	(1,483)	(3,287)	(2,135)	(4,025)
Foreign exchange gains (losses) and indexation charges	(526)	(1,296)	(938)	(1,810)

Total	(734)	(2,969)	(2,747)	(5,212)

(*)	Includes debt raised in Brazil (in Brazilian reais) indexed to the U.S. dollar.
(**)	It includes US$ 580 related to electricity sector as described in note 7.4.